Note 11 - Benefits Plans 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	September 30, 2024	December 31, 2023

Shares held by the ESOP	75,080	75,080
Fair value per share	$26.00	$23.50
Maximum cash obligation	$1,952,000	$1,764,000

Year Ended December 31,	2023	2022

Shares held by the ESOP	75,080	72,905
Fair value per share	$23.50	$28.31
Maximum cash obligation	$1,764,000	$2,064,000